CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME
Revenue - restaurant sales	$ 190,753		1,188,412			1,019,553			745,939
Restaurant expenses:
Food and paper	86,476	[1]	538,754	[1]		474,094	[1]		345,054	[1]
Restaurant wages and related expenses	35,889	[1]	223,595	[1]		191,906	[1]		134,215	[1]
Restaurant rent expense	19,505		121,520			96,200			64,284
Restaurant utilities expense	11,587		72,188			65,626			46,746
Other restaurant operating expenses	7,596	[1]	47,318	[1]		43,817	[1]		24,311	[1]
Selling, general and administrative	11,585		72,178			67,198			32,330
Pre-opening expenses	1,893	[2]	11,791	[2]		15,993	[2]		5,906	[2]
Depreciation	9,536		59,411			38,274			21,288
Property and equipment impairment charges	2,218		13,820			6,396			2,087
Goodwill impairment	73		456		40	267		0
Total operating expenses	186,358		1,161,031			999,771			676,221
Income from operations	4,395		27,381			19,782			69,718
Interest income	3,527		21,976			17,226			3,465
Foreign exchange loss	(49)		(307)			(15,466)			(2,715)
Other income	3,179		19,808			9,403			6,893
Income before income taxes	11,052		68,858			30,945			77,361
Income tax benefit (expenses)	1,088		6,778			(37,895)			(14,551)
Net income (loss)	12,140		75,636			(6,950)			62,810
Net income (loss) attributable to shareholders	$ 12,140		75,636			(6,950)			62,810
Basic net income (loss) per share (in dollars per share)	$ 0.12		0.73			(0.07)			0.73
Diluted net income (loss) per share (in dollars per share)	$ 0.12		0.72			(0.07)			0.71
Basic weighted average ordinary shares outstanding (in shares)	104,115,531		104,115,531		103,584,016	103,584,016		68,124,712	68,124,712
Diluted weighted average ordinary shares outstanding (in shares)	105,040,410		105,040,410		103,584,016	103,584,016		70,503,794	70,503,794

[1]	[1] Since the first quarter of 2012, restaurant staff catering and welfare expenses have been reclassified from food and paper and other restaurant operating expense to the category of restaurant wages and related expenses. Prior period numbers have been reclassified accordingly to conform with the current presentation.. These expenses amounted to RMB15,163, RMB20,530 and RMB19,306 for years ended December 31, 2010, 2011 and 2012, respectively.
[2]	[2] Pre-opening expenses were presented as a separate item of "Costs and expenses" starting with the 2010 presentation, prior to which such expense were presented as part of "Restaurant expenses".